MERGER AND SELF-MANAGEMENT TRANSACTION (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Purchase Price Allocation
During the nine months ended September 30, 2021, the Company acquired the following real estate property:
Property	Acquisition Date	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Total
Raising Cane's	7/26/2021	$1,902,069	$1,528,155	$213,997	$3,644,221
During the three and nine months ended September 30, 2021, the Company recognized $47,004 of total revenue related to the above-acquired property.
The noncancellable lease term of the property acquired during the nine months ended September 30, 2021 is as follows:
Property	Lease Expiration
Raising Cane's	2/20/2028

The following table summarizes the allocation of the purchase price to the fair values assigned to the REIT I assets acquired and liabilities assumed as of December 31, 2019, the Merger closing date. These fair values are based on internal Company and independent external third-party valuations:
Fair Values Assigned	December 31, 2019
Assets:
Real estate property, including above/below lease intangibles	$151,099,097
Cash and cash equivalents	1,612,331
Tenant receivable	310,169
Prepaid expenses and other assets	51,924
Liabilities:
Mortgage notes payable, net	(62,985,425)
Accounts payable and other liabilities	(2,243,156)
Net	87,844,940
Less: Cancellation of investment in REIT I (Note 5)	(3,091,489)
Capitalized transaction-related costs	(3,044,480)
Net Assets Acquired	$ 81,708,971
Purchase Price Allocation
The following table summarizes the allocation of the purchase price to the fair values assigned to the BrixInvest assets acquired and liabilities assumed as of December 31, 2019, the closing date of the Self-Management Transaction. These fair values are based on internal Company and independent external third-party valuations:
Fair Values Assigned	December 31, 2019
Assets:
Cash and cash equivalents	$ (204,176)
Prepaid expenses and other assets	(305,212)
Operating lease right-of-use asset	(2,386,877)
Intangible assets	(7,700,000)
Liabilities:
Short-term notes payable	4,800,000
Due to affiliates	630,820
Bank line of credit	800,000
Accounts payable and other liabilities	2,070,968
Operating lease liability	2,386,877
Net	92,400
Add: Cancellation of investment in the Company	(107,400)
Less: Contribution of Class M OP Units and Class P OP Units	50,603,000
Goodwill	$(50,588,000)

Class M OP Units Conversion	In the event that the Class M OP Units are converted into Class C OP Units prior to December 31, 2023, such Class M OP Units shall be exchanged at the rate indicated below:
Date of Exchange	Early Conversion Rate
From December 31, 2020 to December 30, 2021	50% of the Class M conversion ratio
From December 31, 2021 to December 30, 2022	60% of the Class M conversion ratio
From December 31, 2022 to December 30, 2023	70% of the Class M conversion ratio
The Class M OP Units are eligible for an increase in the conversion ratio (conversion ratio enhancement) if the Company achieves both of the targets for AUM and AFFO in a given year as set forth below and as adjusted for the 1:3 reverse stock split:
	Hurdles		Class M Conversion Ratio
	AUM ($ in billions)	AFFO Per Share ($)
Initial Conversion Ratio			1:1.6667
Fiscal Year 2021	$0.860	$1.77	1:1.9167
Fiscal Year 2022	$1.175	$1.95	1:2.5000
Fiscal Year 2023	$1.551	$2.10	1:3.0000
In the event that the Class M OP Units are converted into Class C OP Units prior to December 31, 2023, such Class M OP Units shall be exchanged at the rate indicated below:
Date of Exchange	Early Conversion Rate
From December 31, 2020 to December 30, 2021	50% of the Class M conversion ratio
From December 31, 2021 to December 30, 2022	60% of the Class M conversion ratio
From December 31, 2022 to December 30, 2023	70% of the Class M conversion ratio
The Class M OP Units are eligible for an increase in the conversion ratio (conversion ratio enhancement) if the Company achieves both of the targets for assets under management (“AUM”) and adjusted funds from operations (“AFFO”) in a given year as set forth below and as adjusted for the 1:3 reverse stock split:
	Hurdles		Class M Conversion Ratio
	AUM ($ in billions)	AFFO Per Share ($)
Initial Conversion Ratio			1:1.6667
Fiscal Year 2021	$0.860	$1.77	1:1.9167
Fiscal Year 2022	$1.175	$1.95	1:2.5000
Fiscal Year 2023	$1.551	$2.10	1:3.0000

Net Carrying Amount of Goodwill
The changes in carrying value of goodwill as of September 30, 2021 and December 31, 2020 are as follows:
	September 30, 2021	December 31, 2020
Beginning balance	$ 17,320,857	$ 50,588,000
Impairment of goodwill for the nine and the 12 months period ended, respectively	—	(33,267,143)
Ending balance	$ 17,320,857	$ 17,320,857
The net carrying amount of goodwill as of December 31, 2020 and 2019 is as follows:
	December 31,
	2020	2019
Goodwill	$17,320,857	$50,588,000

Intangible Assets Acquired
Intangible assets, net as of December 31, 2020 and 2019 and related useful lives were as follows:
Weighted-		December 31,
Intangible Assets	Average Useful Life	2020	2019
Investor list, net	5.0 years	$ 3,494,740	$4,800,000
Web services technology, domains and licenses	3.0 years	3,466,102	2,900,000
		6,960,842	7,700,000
Accumulated amortization		(1,833,054)	—
Net		$ 5,127,788	$7,700,000